Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	FENNEC PHARMACEUTICALS INC.
Trading Symbol	ADHXF
Entity Central Index Key	0001211583
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company